S000000286 [Member] Expense Example - Nuveen All-American Municipal Bond Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 500
Expense Example, with Redemption, 3 Years	671
Expense Example, with Redemption, 5 Years	856
Expense Example, with Redemption, 10 Years	1,391
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	165
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	1,922
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	$ 774